JAMES ALPHA TOTAL HEDGE PORTFOLIO

a series of THE SARATOGA ADVANTAGE TRUST

CLASS I SHARES	(Ticker: JTHIX)
CLASS A SHARES	(Ticker: JTHAX)
CLASS C SHARES	(Ticker: JTHCX)

Incorporated herein by reference is the definitive version of the Prospectus supplement relating to the Class I, A and C Shares of the James Alpha Total Hedge Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 13, 2018 (SEC Accession No. 0001580642-18-003385).